EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Summary Prospectus, Prospectus and
Statement of Additional Information dated March 1, 2021

Effective July 1, 2021, the portfolio management team for the Fund and Global Income Builder Portfolio will be as follows:

Christopher Dyer (lead portfolio manager), Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015 and the Portfolio since its inception in March 2016.

John H. Croft, Vice President of BMR, has managed the Fund (and another registered investment company the Fund previously invested in) since May 2012 and the Portfolio since its inception in March 2016.

Derek DiGregorio, Vice President of BMR, has managed the Fund and Portfolio since July 1, 2021.

Jeffrey D. Mueller, Vice President of EVAIL, has managed the Fund since December 2015 and the Portfolio since its inception in March 2016.

May 13, 2021	38852 5.13.21

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Summary Prospectuses, Prospectus and
Statement of Additional Information dated May 1, 2021

Effective July 1, 2021, the portfolio management team for the Funds and Tax-Managed Growth Portfolio will be as follows:

Yana S. Barton, Vice President of Eaton Vance and BMR, has managed the Portfolio since March 2008 and each Fund since March, 2021.

Kenneth D. Zinner, Vice President of Eaton Vance and BMR, has managed each Fund and the Portfolio since July 1, 2021.

May 13, 2021	38855 5.13.21

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

Supplement to Summary Prospectuses, Prospectus and

Statement of Additional Information dated March 1, 2021

The following changes are effective July 1, 2021.

1.    The portfolio management team for Eaton Vance Tax-Managed Equity Asset Allocation Fund will be as follows:

Lewis R. Piantedosi, Vice President of Eaton Vance, has managed the Fund since October 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since June 2015.

Douglas R. Rogers, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

2.    The portfolio management team for Eaton Vance Tax-Managed Global Dividend Income Fund will be as follows:

Christopher Dyer (lead portfolio manager), Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since March 2010.

Derek DiGregorio, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

3.    The portfolio management team for Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio will be as follows:

Lewis R. Piantedosi, Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2013 and the Fund since March 1, 2021.

Douglas R. Rogers, Vice President of Eaton Vance and BMR, has managed the Portfolio since December 2018 and the Fund since March 1, 2021.

May 13, 2021	38856 5.13.21